Guarantees and commitments (Details 3) (USD $) In Billions, unless otherwise specified	126 Months Ended
Jun. 30, 2014
Guarantees
Residential mortgage loans sold	$ 166.7
Government-sponsored enterprises
Guarantees
Residential mortgage loans sold	8.2
Private investors, primarily banks
Guarantees
Residential mortgage loans sold	24.0
Non-agency securitizations
Guarantees
Residential mortgage loans sold	134.5
Residential mortgage loans sold in non-agency securitizations that are still outstanding as of balance sheet date	25.3
Borrower payments on mortgage loans sold	90.1
Loan defaults on mortgage loans sold	$ 19.1